Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Impairment loss recognised in profit or loss, trade receivables	€ 19	€ 8	€ 1
Gross value of overdue receivables	650	689	452
Derecognized receivables	€ 14	€ 761	€ 131